May 2, 2006


VIA EDGAR
---------


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

        Re:  Van Eck Funds
             File Nos. 002-97596 and 811-04297
             Post Effective Amendment No. 66


Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the definitive form of prospectus used with respect to the above Registrant for the Prospectus for Class A and Class C shares, does not differ from that contained in Post-Effective Amendment No. 66 ("PEA No. 66") to its Registration Statement on Form N-1A. PEA No. 66 was electronically filed under Rule 485(b) on April 28, 2006.

If you have any questions or comments concerning the filing, please contact me at 212-293-2031.


Very truly yours,


/s/ Joseph J. McBrien


Joseph J. McBrien
General Counsel, Senior Vice President and Secretary